Long Term Debt (Details) - Schedule of long-term debt	Dec. 31, 2021 USD ($)
Schedule of long-term debt [Abstract]
Convertible notes (at fair value)	$ 17,305,000
Less: current maturities	13,200,000
Total long-term debt, less current portion	$ 4,105,000